Initial Public Offering - Additional Information (Detail) - CIK 0001816261 Executive Network Partnering Corp [Member] - USD ($)		3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 18, 2020	Mar. 31, 2022	Dec. 31, 2020	Dec. 31, 2021	Sep. 30, 2022
Proceeds from Initial Public Offering [Line Items]
Sale of stock issue price per share					$ 10.00
Proceeds from initial public offer			$ 414,000,000
Common Class A [Member]
Proceeds from Initial Public Offering [Line Items]
Proceeds from initial public offer	$ 414,000,000.0	$ 414,000,000		$ 414,000,000
Class of warrants or rights exercise price per share	$ 11.50
IPO [Member]
Proceeds from Initial Public Offering [Line Items]
Underwriting discount per share	$ 0.01
Offering Costs	$ 4,100,000
IPO [Member] | Common Class A [Member]
Proceeds from Initial Public Offering [Line Items]
Stock shares issued during the period shares new issues	41,400,000
Sale of stock issue price per share	$ 10.00
Proceeds from initial public offer	$ 414,000,000.0
Offering Costs	$ 4,800,000
Over-Allotment Option [Member] | Common Class A [Member]
Proceeds from Initial Public Offering [Line Items]
Stock shares issued during the period shares new issues	5,400,000